OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred rental commission		¥ 379,593	¥ 203,295
Prepaid deposit for business acquisition			45,000
Deferred IPO costs		19,209
Others		11,901	3,641
Other non-current assets	$ 58,994	¥ 410,703	251,936
Aishangzu
Prepaid deposit for business acquisition			¥ 45,000